Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation [Abstract]
Stock-Based Compensation, Expense

	2014	2013	2012
	(In thousands)
Cost of ATM operating revenues	$1,273	$911	$930
Selling, general, and administrative expenses	15,229	11,413	10,180
Total stock-based compensation expense	$16,502	$12,324	$11,110

Stock-Based Compensation, Restricted Share Awards

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs outstanding as of January 1, 2014	375,498	$18.42
Granted	—	$—
Vested	(274,056)	$15.22
Forfeited	(18,414)	$27.16
RSAs outstanding as of December 31, 2014	83,028	$27.06

Stock-Based Compensation, Restricted Share Units

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs as of January 1, 2014	733,235	$25.26
Granted	412,668	$31.87
Vested	(295,419)	$23.48
Forfeited	(63,687)	$27.99
Non-vested RSUs as of December 31, 2014	786,797	$29.17

Stock-Based Compensation, Stock Options

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Term
Options outstanding as of January 1, 2014	280,175	$9.66
Exercised	(93,092)	$8.70
Forfeited	—	$—
Cancelled	(3,716)	$0.03
Options outstanding as of December 31, 2014	183,367	$10.33	$5,177	2.04 years

Options vested and exercisable as of December 31, 2014	183,367	$10.33	$5,177	2.04 years